Cover	Jun. 25, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 26, 2024, Herbalife Ltd. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) under Item 5.02 disclosing that the Board of Directors of the Company (the “Board”) appointed Perkins Miller as a director of the Company. No committee assignment for Mr. Miller was determined as of the filing of the Original 8-K. This Amendment No. 1 to the Original 8-K should be read in conjunction with the Original 8-K.
Document Period End Date	Jun. 25, 2024
Entity File Number	1-32381
Entity Registrant Name	Herbalife Ltd.
Entity Central Index Key	0001180262
Entity Tax Identification Number	98-0377871
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	P.O. Box 309
Entity Address, City or Town	Ugland House
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	213
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Address, Region	Grand Cayman